Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 shares	Dec. 31, 2016 USD ($) Customer Manufacturer shares	Dec. 31, 2015 USD ($) Customer shares	Dec. 31, 2014 USD ($) Customer shares
Summary Of Significant Accounting Policies [Line Items]
Maturity of cash equivalents					90 days
Deposits with certain financial institutions					$ 1,900,000	$ 2,200,000
Accounts receivable, allowance for doubtful accounts	$ 115,000		$ 115,000		113,000	95,000
Inventory net of write-downs	142,000		142,000		84,000	276,000
Prepaid inventory balances included in prepaid assets	$ 536,000		$ 536,000		1,112,000	1,232,000
Impairment of long-lived assets					0	0	$ 0
Advertising expense					$ 252,000	$ 992,000	$ 745,000
Percentage of tax benefit likely to being realized upon settlement					50.00%
Uncertain tax positions					$ 0
Years under examination, description					Company are subject to IRS examination for the 2004 through 2016 tax years
Anti-dilutive securities excluded from computation of earnings per share | shares	171,000	182,000	171,000	106,000	514,000	20,000	0
Number of manufactures | Manufacturer					18
Supplier Concentration Risk [Member] | Cost of Goods, Total [Member] | Major Supplier One [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					42.00%	16.00%	38.00%
Supplier Concentration Risk [Member] | Cost of Goods, Total [Member] | Major Supplier Two [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					19.00%	15.00%	14.00%
Supplier Concentration Risk [Member] | Cost of Goods, Total [Member] | Major Supplier Three [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					17.00%	12.00%	12.00%
Supplier Concentration Risk [Member] | Cost of Goods, Product Line [Member] | Major Supplier One [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					42.00%
Supplier Concentration Risk [Member] | Cost of Goods, Product Line [Member] | Major Supplier Two [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					19.00%
Supplier Concentration Risk [Member] | Cost of Goods, Product Line [Member] | Major Supplier Three [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					17.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					10.00%	10.00%	10.00%
Number of customers | Customer					4	3	3
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Major Customer One [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					20.00%	18.00%	25.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Major Customer Two [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					19.00%	15.00%	13.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Major Customer Three [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					14.00%	10.00%	11.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Major Customer Four [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					14.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Major Customer One [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					32.00%	35.00%	25.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Major Customer Two [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					0.00%	16.00%	19.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Major Customer Three [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					2.00%	16.00%	14.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Major Customer Four [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					30.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Major Customer Five [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					14.00%
In The Money Option [Member]
Summary Of Significant Accounting Policies [Line Items]
Anti-dilutive securities excluded from computation of earnings per share | shares	0	37,000	0	112,000	562,000	1,237,000
Earliest Tax Year [Member]
Summary Of Significant Accounting Policies [Line Items]
Open tax year			2004		2004
Latest Tax Year [Member]
Summary Of Significant Accounting Policies [Line Items]
Open tax year			2016		2016
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment					18 months
State income tax					3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment					7 years
State income tax					4 years